BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2019
BUSINESS ACQUISITION
BUSINESS ACQUISITION

5.          BUSINESS ACQUISITION

Acquisition of used car dealers in 2017

In the second half of 2017, in order to start and expand its business of used car trading, the Company completed the acquisitions of 14 unrelated used car dealerships. The acquired dealerships operate used car sales business in various cities across China.

Each acquisition, while negotiated independently, was structured in a similar manner. Specifically, Shanghai Jieying, a PRC subsidiary of the Company’s VIE, initially purchased all car inventories from each dealership. The total consideration was $45,920, which was settled with a combination of cash paid by the Company amounting to $14,884 and a forgiveness of the financing receivable balances amounting to $21,201 related to financing previously provided to the dealership by the Company. The remaining balance was paid in cash in 2018. Subsequent to the car purchase, Shanghai Jieying and the shareholder of the existing car dealership (the "Seller") enter into an equity purchase agreement which requires the Seller to transfer majority interest of the dealership as follows:

(1)

The Seller agrees to set up a new entity to which it transfers the remaining eligible assets of the dealerships, employees, and business contracts owned and leased by the existing dealership. In turn, Shanghai Jieying agrees to subscribe for 70% of the equity interest in this entity.

(2)

As consideration for the above transaction, Shanghai Jieying agrees to inject cash to the acquired dealership as well as to pay the Seller contingent consideration in the form of shares of Kaixin, a Cayman subsidiary of the Company and the parent of Shanghai Jieying.

Shanghai Jieying believes that structuring the acquisitions as described above allows them to avoid potential exposures or liabilities associated with the acquired entities. The purchase of cars and acquisition of the new entity were accounted for as a single transaction.

The payment of the contingent consideration is contingent upon the successful offering of Kaixin, as well as, in part, the performance of the acquired dealerships. The amount of consideration is measured based on the operating performance of the acquired dealerships both prior to and subsequent to the offering transaction of Kaixin, and the number of shares expected to be issued will be calculated based on the issuance price of the offering (in January 2019, the price was updated to the initial public offering price of CM Seven Star, i.e. US$10.00). Such contingent consideration includes two components that will require Kaixin to issue the shares at different times. The first issuance is based on the successful offering of Kaixin and is calculated based on a percentage of the cumulative operating results of the acquired dealerships between the acquisition date and the date of the offering. The second issuance will be made in five equal annual installments after the successful offering of Kaixin and will be calculated based on a percentage of the trailing 12 months operating results of the acquired dealerships leading up to the offering, and will be subject to adjustments based on the future financial performance of each acquired dealership. The contingent issuance of shares is not dependent on whether the previous dealership owner remains employed with the Company.

Acquisition of used car dealers in 2017 (cont.)

The total purchase price of these 14 acquisitions consisted of a cash injection to the dealerships amounting to $17,580, of which $7,240 was paid as of December 31, 2017, and contingent consideration with a fair value of amounting to $66,794 which is recorded in contingent consideration on the consolidated balance sheet. Each acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests was based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations were discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determined discount rates to be used based on the risk inherent in the related activity's current business model and industry comparisons. Terminal values were based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Subsequent to the date of each acquisition, the Company remeasured the estimated fair values of the contingent consideration at each reporting date.

Acquisition of Shandong, Chongqing and Wuhan in 2017

On July 20, 2017, July 3, 2017, October 27, 2017, the Company entered into an equity purchase agreement (as described above) with Shandong, Chongqing and Wuhan for a total purchase price of $18,585,  $10,112 and $7,284 respectively. Prior to the agreement, the Company purchased all the car inventories from the above dealerships amounting to $3,721,  $2,791 and $8,786, respectively. The Company further paid an aggregate of $2,951 for the car inventory during the year ended December 31, 2017 and forgave an aggregate of $6,995 of financing receivable previously provided to those dealerships. The remaining balance was paid in cash in 2018. The allocation of the purchase prices for those three significant acquisitions as of the date of the acquisition are summarized as below:

	Shandong	Chongqing	Wuhan
Cash	$—	$2,727	$—
Goodwill	26,550	11,719	10,405
Noncontrolling interest	7,965	4,334	3,121

The purchase price comprised of:
— Cash consideration	—	818	—
— Contingent consideration	18,585	9,294	7,284
Total	$18,585	$10,112	$7,284

Revenues attributable to the acquisitions of Shandong, Chongqing, Wuhan and Other dealerships for the year ended December 31, 2017 amounted to $33,263,  $17,290,  $0 and $71,483 respectively.  Net gain (losses) attributable to the acquisitions of Shangdong, Chongqing, Wuhan and other dealerships for the year ended December 31, 2017 amounted to $1,383,  $180,  $(10) and $(1,652) respectively.

Pro forma information of acquisitions in 2017

Supplementary pro-forma revenues and net earnings for the combined entities, as if business combination had been acquired as of January 1, 2016 were not included as it is impracticable since the used car dealerships and after-sales service centers historically did not have sound accounting systems to maintain reliable accounting records prior to the acquisitions and creating reliable accounting records would require an unreasonably significant amount of effort and resources. Post-acquisition, the newly established entities began to create and maintain accounting records.

Other acquisitions of used car dealerships in 2017

During the second half of 2017, the Company further entered into separate equity purchase agreements (as described above) with an additional 11 individually insignificant car dealerships. Prior to the agreement, the Company purchased all the car inventories from each dealership amounting to $30,622. The Company paid an aggregate of $11,933 during the year ended December 31, 2017 and forgave an aggregate of $14,206 of financing receivable previously provided to those dealerships. The remaining balance was paid in 2018. The allocation of the purchase price for those insignificant acquisition is presented on a combined basis as follows:

Other used car
dealer acquisitions
Cash	$1,270
Goodwill	38,317
Noncontrolling interest	11,876

The purchase price comprised of:
— Cash consideration	381
— Contingent consideration	27,330
Total	$27,711

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergies resulting from these acquisitions.

Acquisition of TruckerPath Inc.

In December 19, 2014, the Company invested and paid $11,500 to obtain 29% equity interests in TruckerPath Inc. to expand the business of value-added-service platform. The investment was initially recognized as an equity-method investment as the Company concluded that it had significant influence over the operations of TruckerPath Inc. In December 2017, the Company acquired an additional 71% equity interests in TruckerPath Inc. for a total consideration of $7,616. The acquisition resulted in the Company obtaining control of TruckerPath Inc. with an ownership of 100% equity interests.

The purchase price consists of the following:

US$
Consideration	$7,616
Fair value of the 29% equity interests:
Carrying amount	5,587
Gain on re-measurement of fair value of noncontrolling equity investment	(2,903)
Total	$10,300

The Company recognized an investment gain of $2,903 in realized gain from investment as a result of remeasuring the 29% equity interests immediately to fair value before the business combination. The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities were recorded at their fair value at the date of acquisition. The acquisition-date fair value of the equity interests held by the Company immediately prior to the acquisition date was measured at fair value using a discounted cash flow method and taking into account certain factors including the management projection of discounted future cash flow and an appropriate discount rate. The purchase price allocation described below was determined by the Company with the assistance of an independent valuation appraiser. The acquired net assets were recorded at their estimated fair values on the acquisition date. The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purposes.

The purchase price was allocated as of December 28, 2017, the date of acquisition as follows:

		Amortization
	US$	period
Net working capital	$139
Other current assets	5,016
Intangible assets
Customer relationship	610	3
Technology platform	325
Trade name	540	3
Goodwill	7,952
Other current liabilities	(4,282)

Total	$10,300

Pro forma information of acquisition

The unaudited pro forma revenues and unaudited pro forma net loss for the year ended December 31, 2017 of the Company as if the acquisition of TruckerPath Inc had occurred on January 1, 2016 amounted to $203,391 and $116,397.

Acquisition of used car dealers and after-sales service centers in 2018

During the year ended December 31, 2018, the Company completed the acquisition of three after-sales centers, Jinan Zhoushuo Yidong Automobile Trading Co., Ltd. (“Jinan Zhoushuo”), Chongqing Zhoushuo Xingqi Automobile Service Co., Ltd. (“Chongqing Zhoushuo”) and Suzhou Zhoushuo Lujie Automobile Service Co., Ltd. (“Suzhou Zhoushuo”), and one additional dealership, Shanxi Jieying Weilan Automobile Sales Co., Ltd. (“Shanxi”). The structure of these acquisitions is consistent with the used car dealer acquisitions in 2017. The Company initially purchased all inventories, from each dealership and after-sales service center, The Company subsequently entered into equity purchase agreement to purchase the new entity set up by the owners of each dealership and after-sales service center.

Subsequent to the date of each acquisition, the Company measured the estimated fair values of the contingent consideration at each reporting date.

Acquisition of Shanxi in 2018

On April 8, 2018, the Company entered into equity purchase an agreement with Shanxi. The Company initially purchased the car inventories from the dealership which were recorded at fair value. The Company subsequently entered into equity purchase agreement to purchase the new entity set up by the owner of Shanxi used car dealership. As consideration for the transaction, the Company agreed to (1) pay cash consideration which includes partial consideration for the cars purchased as well as capital injection to the entities acquired, (2) forgive financing receivable outstanding that was previously provided by the Company to the used car dealerships and (3) provide contingent consideration to be paid upon the successful offering of the Company. The allocation of the purchase price for this acquisition as of the date of the acquisition is summarized as below:

Shanxi
Cash	$—
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175

The purchase price comprised of:
— Cash consideration	4,536
— Forgiveness of financing receivable	1,428
— Contingent consideration	2,742
Total	$8,706

Acquisitions of after-sales service centers

During the first half of 2018, the Company further entered into separate equity purchase agreements with three after-sales service centers individually. Each acquisition, negotiated independently, was structured in a similar manner whereby, Shanghai Zhoushuo Automobile Technology Co., Ltd, (“Shanghai Zhoushuo”), a subsidiary of the Company, initially purchased all inventories from each after-sales service center. Subsequent to the purchase, Shanghai Zhoushuo and the shareholder of each of the existing after-sales service center (the “Seller”) entered into an equity purchase agreement which requires the Seller to transfer majority interest of the dealership as follows:

(1) The Seller agrees to set up a new entity to which it transfers the remaining eligible assets of the after-sales service center, employees, and business contracts owned and leased by the existing after-sales service center. In turn, Shanghai Zhoushuo agrees to subscribe for 70% of the equity interest in this entity.

(2) Shanghai Zhoushuo agrees to inject cash to the newly formed entity described in the preceding paragraph as well as to pay the Seller contingent consideration in the form of shares of the Company, the parent of Shanghai Zhoushuo.

The Company believes that structuring the acquisitions as described above allows them to avoid potential exposures or liabilities associated with the acquired entities. The purchase of inventories and acquisition of the new entity were accounted for as a single transaction.

The payment of the contingent consideration is contingent upon the successful offering of Kaixin, as well as, in part, the performance of after-sales service center operators. The amount of consideration is measured based on the operating performance of the acquired after-sales service centers both prior to and subsequent to the offering transaction of Kaixin, and the number of shares expected to be issued will be calculated based on the issuance price of the offering (in January 2019, the price was updated to the initial public offering price of CM Seven Star, i.e. US$10.00). Such contingent consideration will require Kaixin to issue the shares at different times. The issuance will be made in four installments, 12- month apart, upon the successful offering of Kaixin and is calculated based on a percentage of each 12-months cumulative operating results of the acquired after-sales service centers after the acquisition date under different multiples. The contingent issuance of shares is not dependent on whether the previous after-sales service centers owner remains employed with the Company.

Acquired assets and liabilities were recorded at their fair value at the date of acquisition. The purchase price allocation described below was based on a valuation analysis that utilized and considered generally accepted valuation methodologies such as the income, market and cost approach. The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests was based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations were discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determined discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values were based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

As consideration for the transactions, the Company agreed to (1) pay cash consideration which includes capital injection to the entity acquired and (2) contingent consideration to be paid upon the successful offering of Kaixin. The allocation of the purchase price for the acquisitions are presented as follows:

After-sales service
centers
Capital injection receivable	$651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873

The purchase price comprised of:
— Cash consideration	686
— Contingent consideration	11,371
Total	$12,057

The goodwill is mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under US GAAP, and comprise of (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergies resulting from these acquisitions.

The following information summarizes the results of operations attributable to the acquisitions included in the Company’s consolidated statement of operations since the acquisition dates:

Year ended December 31, 2018
Chongqing/
Suzhou/ Jinan
Zhoushuo
Revenues	$341
Net loss	$(582)

For the year ended December 31, 2017, 2018 and 2019, the Company recorded $(2,601),  $(29,604) and $86,256 in changes in fair value of contingent consideration in the Company's consolidated statements of operations as a result of the Company's re-measurement of the estimated fair value of the contingent consideration at the reporting date, respectively. Refer to Note 18 for the fair value measurement of the contingent consideration.

Pro forma information of acquisitions in 2018

Supplementary pro-forma revenues and net earnings for the combined entities, as if business combination had been acquired as of January 1, 2017 were not included as it is impracticable since the used car dealerships and after-sales service centers historically did not have sound accounting systems to maintain reliable accounting records prior to the acquisitions and creating reliable accounting records would require an unreasonably significant amount of effort and resources. Post-acquisition, the newly established entities began to create and maintain accounting records.